Expense Example	Feb. 28, 2025 USD ($)
Third Avenue International Real Estate Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	789
Expense Example, with Redemption, 10 Years	1,789
Third Avenue International Real Estate Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	512
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	2,062
Third Avenue International Real Estate Value Fund Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	763
Expense Example, with Redemption, 10 Years	1,728
THIRD AVENUE VALUE FUND | THIRD AVENUE VALUE FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
THIRD AVENUE VALUE FUND | THIRD AVENUE VALUE FUND Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,724
THIRD AVENUE VALUE FUND | THIRD AVENUE VALUE FUND Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,372
THIRD AVENUE SMALL-CAP VALUE FUND | THIRD AVENUE SMALL-CAP VALUE FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,505
THIRD AVENUE SMALL-CAP VALUE FUND | THIRD AVENUE SMALL-CAP VALUE FUND Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	816
Expense Example, with Redemption, 10 Years	1,795
THIRD AVENUE SMALL-CAP VALUE FUND | THIRD AVENUE SMALL-CAP VALUE FUND Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,423
THIRD AVENUE REAL ESTATE VALUE FUND | THIRD AVENUE REAL ESTATE VALUE FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,419
THIRD AVENUE REAL ESTATE VALUE FUND | THIRD AVENUE REAL ESTATE VALUE FUND Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,782
THIRD AVENUE REAL ESTATE VALUE FUND | THIRD AVENUE REAL ESTATE VALUE FUND Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,336